INCOME TAX (Details Textual)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	14.00%	18.40%